OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS	6 Months Ended
Jun. 30, 2024
Operating Lease Liabilities And Right Of Use Assets
OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS

12. OPERATING LEASE LIABILITIES AND RIGHT OF USE ASSETS

Operating Leases

During the six months ended June 30, 2024 and 2023, the Company entered into multiple operating leases for new offices and facility spaces in China. The Company measured and recorded right of use assets and corresponding operating lease liabilities at the lease commencement dates. The discount rate utilized in such present value calculation was 4.75% based on an estimate of the Company’s incremental borrowing rate.

The Company has made operating lease payments in the amount of $9,337 and $77,759 during the six months ended June 30, 2024 and 2023. Rent expense charged to operations, which differs from rent paid due to rent credits and to increasing amounts of base rent, is calculated by allocating total rental payments on a straight-line basis over the term of the lease. For the six months ended June 30, 2024 and 2023, the Company incurred operating lease expense amounted to $132,362 and $96,913,   respectively.

Operating lease liabilities consist of:

	As of
	June 30,	December 31,
	2024	2023
Current portion	$701,446	$362,720
Long term portion	633,389	298,961
Total operating lease liabilities	$1,334,835	$661,681

The following summarizes total future minimum operating lease payments at June 30, 2024:

The periods ending December 31,
2024 (remaining 6 months)	548,243
2025	378,249
2026	362,001
2027	119,439
Total minimum lease payments	1,407,932
Less: present value discount	(73,097)
Present value of minimum lease payments	$1,334,835

As of June 30, 2024 and December 31, 2023, the weighted average discount rate for these leases is 4.75% and 4.75%, and the weighted average remaining term is 43 months and 37 months, respectively.